Provision for credit losses	6 Months Ended
Jun. 30, 2015
Provision for credit losses
10 Provision for credit losses
in	6M15	6M14
Provision for credit losses (CHF million)
Provision for loan losses	41	22
Provision for lending-related and other exposures	17	1
Provision for credit losses	58	23